Recent Developments	12 Months Ended
Dec. 31, 2018
Disclosure of events after reporting period [Abstract]
Recent Developments

On 14 February 2019, AngloGold Ashanti sold its holding in Société d’Exploitation des Mines d’Or de Yatela (Yatela) to the government of Mali, for a consideration of $1. As part of the transaction, a onetime payment will be made to the government of Mali in an amount corresponding to the estimated costs of completing the rehabilitation and closure of the Yatela site, and also financing certain outstanding social programmes. Upon completion and this payment being made, AngloGold Ashanti will be released of all obligations relating to the Yatela project. At 31 December 2018, a provision for the estimated costs relating to rehabilitation, mine closure and the financing of social programmes amounted to $19.7m.

On 19 February 2019, the directors of AngloGold Ashanti declared a gross cash dividend per ordinary share of 95 South African cents (assuming an exchange rate of ZAR13.7619/$, the gross dividend payable per ADS is equivalent to ~7 US cents).